TAXES ON INCOME	12 Months Ended
Dec. 31, 2014
TAXES ON INCOME [Abstract]
TAXES ON INCOME
NOTE 13:-	TAXES ON INCOME

a.	Israeli taxation:

1.	Corporate tax rates in Israel:

Taxable income of Israeli companies is subject to tax at the rate of 25% in 2012 and 2013 and 26.5% in 2014 and future years.

2.	Tax benefits under the Israel Law for the Encouragement of Capital Investments, 1959 ("the Law"):

Various industrial projects of NICE and its Israeli subsidiary have been granted "Approved Enterprise" and "Privileged Enterprise" status, which provides certain benefits, including tax exemptions and reduced tax rates. Income not eligible for Approved Enterprise and Privileged Enterprise benefits is taxed at a regular rate.

The entitlement to the above benefits is conditional upon NICE and its Israeli subsidiary fulfilling the conditions stipulated by the Law and regulations published thereunder. Should NICE and its Israeli subsidiary have failed to meet such requirements, income attributable to its Approved Enterprise and Privileged Enterprise programs could be subject to the statutory Israeli corporate tax rate and NICE and its Israeli subsidiary could be required to refund a portion of the tax benefits already received, with respect to such programs. As of December 31, 2014, management believes that NICE and its Israeli subsidiary is in compliance with all the conditions required by the Law.

In the event of distribution of dividends (including repurchase of the Company's shares and complete liquidation for Privileged Enterprises) from the said tax-exempt income, the amount distributed will be subject to corporate tax at the rate ordinarily applicable to the Approved or Privileged Enterprise's income.

The Company's Board of Directors did not distribute any amounts of its undistributed tax exempt income as dividends as it intended to reinvest its tax-exempt income within the Company. Accordingly, no deferred income taxes were provided on income attributable to the Company's Approved or Privileged Enterprise programs as the undistributed tax exempt income was essentially permanent in duration.

In November 2012, as a temporary fiscal raising measure, an order was passed in Israel intended to encourage companies to voluntarily elect for an immediate payment of corporate tax on previously tax-exempted earnings which were earned pursuant to Approved and Privileged Enterprises ("the Order"). The Order did not require the actual distribution of these previously tax-exempted earnings.

The Order provided, for those companies which so elect before November 2013, partial Israeli tax relief calculated on a linear basis: the greater the release of the previously tax-exempted earnings, the higher the relief from corporate tax which otherwise would have applied upon an actual distribution. According to the statutory linear formula provided in the Order, the corporate income tax to be paid would vary from a 6% to a 17.5% effective tax rate.

During September 2013, the Company made the election and duly released all of NICE and its Israeli subsidiary previously tax-exempted earnings through 2011 related to its various Approved and Privileged Enterprise Programs. As a result of the election and the related settlement of a routine multi-year tax audit, the Company recorded an expense of $19,200 and paid an amount of approximately $32,000. The Company has also committed to make certain investments in "industrial projects" (as defined in the Law) no later than December 31, 2017. The Company believes that this commitment has already been fulfilled during 2013 as part of its existing investment plans. Further to the election, NICE no longer has a tax liability upon future distributions of its tax-exempted earnings, while the Israeli subsidiary has a tax liability upon future distributions with respect only to its 2012 tax-exempted earnings.

During December 2010, the Law for Economic Policy for 2011 and 2012 (Amended Legislation) was passed, and among other things, amended the Law, ("the Amendment") effective January 1, 2011. According to the Amendment, the benefit tracks in the Investment Law were modified and a flat tax rate applies to the Company's entire preferred income (as part of its "Preferred Enterprise"). NICE and its Israeli subsidiary elected for the Preferred Enterprise regime to apply (the waiver is non-recourse) and is subject to the tax rates as follows: 2012 - 15%, 2013 - 12.5% and 2014 and thereafter - 16%.

Income from sources other than the Approved, Privileged or Preferred Enterprise programs is subject to tax at regular Israeli corporate tax rate.

3.	Tax benefits under the Israeli Law for the Encouragement of Industry (Taxation), 1969:

NICE is an "Industrial Company" as defined by the above law and, as such, is entitled to certain tax benefits including accelerated depreciation, deduction of public offering expenses in three equal annual installments and amortization of cost of purchased know-how and patents for tax purposes over 8 years.

b.	Income taxes on non-Israeli subsidiaries:

Non-Israeli subsidiaries are taxed according to the tax laws in their respective country of residence. Our consolidated tax rate depends on the geographical mix of where our profits are earned. Primarily, our U.S. subsidiaries are subject to federal and state income taxes of approximately 37% and our subsidiaries in the U.K. are subject to corporation tax at a rate of approximately 21.5%. Neither Israeli income taxes, foreign withholding taxes nor deferred income taxes were provided in relation to undistributed earnings of the Company's foreign subsidiaries. This is because the Company has the intent and ability to reinvest these earnings indefinitely in the foreign subsidiaries and therefore those earnings are continually redeployed in those jurisdictions. As of December 31, 2014, the amount of undistributed earnings of non-Israeli subsidiaries, which is considered indefinitely reinvested, was $231,000 with a corresponding unrecognized deferred tax liability of $45,000. If these earnings were distributed to Israel in the form of dividends or otherwise, the Company would be subject to additional Israeli income taxes (subject to an adjustment for foreign tax credits) and foreign withholding taxes.

c.	Net operating loss carryforward:

As of December 31, 2014, certain subsidiaries had tax loss carry-forwards totaling approximately $99,000 which can be carried forward and offset against taxable income with expiration dates ranging from 2015 and onwards. Approximately $70,900 of these carry-forward tax losses have no expiration date. The balance expires between 2015 and 2032.

Utilization of U.S. net operating losses may be subject to substantial annual limitation due to the "change in ownership" provisions of the Internal Revenue Code of 1986 and similar state provisions. The annual limitation may result in the expiration of net operating losses increasing taxes before utilization.

d.	Deferred tax assets and liabilities:

Deferred taxes reflect the net tax effect of temporary differences between the carrying amounts of assets and liabilities for financial reporting purposes and the amounts recorded for tax purposes. Significant components of the Company's deferred tax assets and liabilities are as follows:

	December 31,
	2014	2013
Deferred tax assets:
Net operating losses carryforward *)	$21,229	$25,683
Share based payments	8,958	6,437
Research and development costs	13,105	1,747
Reserves, allowances and other	13,330	12,871

Deferred tax assets before valuation allowance	56,622	46,738
Valuation allowance	(9,860)	(12,253)

Deferred tax assets	46,762	34,485

Deferred tax liabilities:
Acquired intangibles	(37,389)	(53,049)

Deferred tax assets (liabilities), net	$9,373	$(18,564)

*)	Including deferred taxes on losses for US income tax purposes as of December 31, 2014 and 2013, derived from the exercise of employee stock options in the amount of $6,126 and $7,873, respectively.

	December 31,
	2014	2013

Current deferred tax assets	$24,174	$15,625
Long-term deferred tax assets	9,114	3,875
Current deferred tax liabilities	(33)	(223)
Long-term deferred tax liabilities	(23,882)	(37,841)

Deferred tax assets (liabilities), net	$9,373	$(18,564)

Long-term deferred tax assets are included within other long-term assets in the balance sheets. Current deferred tax liabilities are included within accrued expenses and other liabilities in the balance sheets.

The Company has provided valuation allowances in respect of certain deferred tax assets resulting from tax loss carry forwards and other reserves and allowances due to uncertainty concerning realization of these deferred tax assets.

e.	A reconciliation of the Company's effective tax rate to the statutory tax rate in Israel is as follows:

	Year ended December 31,
	2014	2013	2012

Income before taxes on income, as reported in the consolidated statements of income	$115,025	$83,680	$53,900

Statutory tax rate in Israel	26.5%	25%	25%
Approved, Privileged and Preferred Enterprise benefits *)	(4.0)%	8.4%	(11.6)%
Changes in valuation allowance	(0.2)%	(0.9)%	(7.0)%
Earnings taxed under foreign law	(5.7)%	(9.9)%	(17.4)%
Tax Settlements and other adjustments	(6.7)%	9.9%	(17.3)%
Other	0.5%	1.4%	2.3%

Effective tax rate	10.4%	33.9%	(26.0)%

*)	The effect of the benefit resulting from the "Approved, Privileged and Preferred Enterprise" status (including the expense related to the election to release previously tax-exempted earnings under the Order described in Note 13(a)(2) above) on net earnings per ordinary share is as follows:

	Year ended December 31,
	2014	2013	2012

Basic	$(0.08)	$(0.12)	$0.10

Diluted	$(0.07)	$(0.11)	$0.10

f.	Income before taxes on income is comprised as follows:

	Year ended December 31,
	2014	2013	2012

Domestic	$75,219	$68,517	$67,559
Foreign	39,806	15,163	(13,659)

	$115,025	$83,680	$53,900

g.	Taxes on income are comprised as follows:

	Year ended December 31,
	2014	2013	2012

Current	$39,735	$45,680	$10,250
Deferred	(27,785)	(17,275)	(24,244)

	$11,950	$28,405	$(13,994)

Domestic	$4,378	$30,900	$16,856
Foreign	7,572	(2,495)	(30,850)

	$11,950	$28,405	$(13,994)

  Of which:

	Year ended December 31,
	2014	2013	2012

Domestic taxes:
Current	$18,392	$32,020	$17,933
Deferred	(14,014)	(1,120)	(1,077)

	$4,378	$30,900	$16,856
Foreign taxes:
Current	$21,343	$13,670	$(7,749)
Deferred	(13,771)	(16,165)	(23,101)

	$7,572	$(2,495)	$(30,850)

Taxes on income	$11,950	$28,405	$(13,994)

h.	Uncertain tax positions:

A reconciliation of the beginning and ending balances of the total amounts of unrecognized tax benefits is as follows:

	December 31,
	2014	2013

Uncertain tax positions, beginning of year	$33,158	$37,965
Increases in tax positions for prior years	2,521	4,757
Increases in tax positions for current year	5,277	3,563
Settlements	(20,887)	(11,864)
Expiry of the statute of limitations	(1,508)	(1,263)

Uncertain tax positions, end of year	$18,561	$33,158

All the Company's unrecognized tax benefits would, if recognized, reduce the Company's annual effective tax rate. The Company has further accrued $448 due to interest related to uncertain tax positions as of December 31, 2014.

During 2014, prior tax years in Israel, the US and the United Kingdom were closed by way of the expiration of the statute of limitations and settlements reached with those tax authorities through routine tax audits.  In consideration of a settlement of tax audits in Israel, for the years 2009 through 2012 of NICE, the Company recorded tax benefit of $11,600 and paid an amount of approximately $10,300. The Israeli subsidiary is currently in the process of routine Israeli income tax audits for the tax years 2012 through 2013. As of December 31, 2014, the Company is still subject to further Israeli income tax audits for the tax years of 2013 through 2014, to U.S. federal income tax audits for the tax years of 2011 through 2014 and to other income tax audits for the tax years of 2009 through 2014.